Trade and other liabilities and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other liabilities and other non-current liabilities
Schedule of trade and other liabilities and other non-current liabilities

	December 31,
	2023	2022

	(Euro, in thousands)
Trade and other liabilities	€134,653	€133,298
Current contingent consideration related to milestones CellPoint	—	8,485
Current deferred consideration payable CellPoint	—	6,222
Current financial instruments	—	19
Accrued charges	548	651
Total trade and other liabilities	€135,201	€148,675

Non-current contingent consideration related to milestones CellPoint	€20,972	€13,582
Other non-current liabilities	10,598	8,226
Total other non-current liabilities	€31,570	€21,808